Common Control Leasing Arrangements (Details) - USD ($)		6 Months Ended
	Apr. 07, 2014	Jun. 30, 2026	Dec. 31, 2025
Common Control Leasing Arrangements [Line Items]
Maturity date	Apr. 06, 2016
TG Legacy, LLC [Member]
Common Control Leasing Arrangements [Line Items]
Outstanding balance		$ 2,414,399	$ 2,468,600
Percentage of interest rate		4.04%
Principal and interest amount		$ 17,360
Maturity date		Mar. 07, 2032